Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawbacks

The Committee has historically maintained a general clawback policy to give the Company the flexibility to require the return of paid compensation in certain circumstances. The policy allows the Company to recover some or all of the amounts paid with respect to awards that were based on achievement of performance criteria, at any time in the three calendar years following payment, if and to the extent that the Committee concludes that (i) federal or state law or the listing requirements of the exchange on which the Company’s stock is listed for trading so require, (ii) the performance criteria required for the award were not met, or not met to the extent necessary to support the amount of the award that was paid, or (iii) as required by Section 304 of the Sarbanes-Oxley Act of 2002, after a restatement of the Company’s financial results as reported to the SEC.

Additionally, the Company maintains an Executive Clawback Policy to enable the Company to recover erroneously awarded incentive-based compensation in the event that the Company is required to prepare an accounting restatement. The policy is designed to comply with, and to be interpreted in a manner consistent with, Section 10D of the Exchange Act, SEC Rule 10D-1, and with the Nasdaq listing rules. Under the policy, in the event of an accounting restatement due to the Company’s material noncompliance with any financial reporting requirement under the securities laws, including any required accounting restatement to correct a material error in previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, the Company must recover erroneously awarded incentive-based compensation previously paid to the Company’s executive officers in accordance with the terms of such Clawback Policy. Furthermore, under the policy, the Company is prohibited from indemnifying any executive officer or former executive officer against the loss of erroneously awarded incentive-based compensation and from paying or reimbursing an executive officer for purchasing insurance to cover any such loss.